UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Kilkenny Capital Management, LLC
Address:	One Financial Place, Suite 1021
		Chicago, IL  60605

Form 13F File Number:	28-06279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Elizabeth R. Foster
Title:	Partner
Phone:	(312) 663-3444

Signature, Place and Date of Signing:

Elizabeth R. Foster		Chicago, Illinois	May 23, 2001
	[Signature]		[City, State]		[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		26

Form 13F Information Table Value Total:		51,352 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER			TITLE OF	CUSIP		VALUE		SHARES			INV.		OTHER	VOTING AUTH
					CLASS				X1000						DISC		MGR	SOLE SHR NONE

ALZA CORP DEL                     Common  022615180    4,082   100,800        SH   N/A   Sole
ARADIGM CORP                      Common  038505103    1,601   278,500        SH   N/A   Sole
BIOCRYST PHARMACEUTICALS          Common  09058V103      166    26,900        SH   N/A   Sole
BOSTON SCIENTIFIC CORP            Common  101137107    3,027   150,000        SH   N/A   Sole
CELL GENESYS INC                  Common  150921104    2,042   143,300        SH   N/A   Sole
CONNETICS CORP                    Common  208192104    1,046   206,600        SH   N/A   Sole
COR THERAPEUTICS INC              Common  217753102    2,851   126,700        SH   N/A   Sole
CORVAS INTL INC                   Common  221005101      524    58,200        SH   N/A   Sole
CURIS INC                         Common  231269101    1,659   447,930        SH   N/A   Sole
CV THERAPEUTICS INC               Common  126667104      432    13,100        SH   N/A   Sole
DURAMED PHARMACEUTICALS INC       Common  266354109      351    60,700        SH   N/A   Sole
EMISPHERE TECHNOLOGIES INC        Common  291345106      249    17,400        SH   N/A   Sole
ICN PHARMACEUTICALS INC           Common  448924100    5,534   217,600        SH   N/A   Sole
ILEX ONCOLOGY INC                 Common  451923106    1,859   121,900        SH   N/A   Sole
INSITE VISION INC                 Common  457660108      151    60,200        SH   N/A   Sole
INTERNEURON PHARMACEUTICALS       Common  460573108      411   131,400        SH   N/A   Sole
LIFECELL CORP                     Common  531927101       93    63,500        SH   N/A   Sole
MATRIX PHARMACEUTICAL INC         Common  576844104    4,639   515,400        SH   N/A   Sole
NAPRO BIOTHERAPUTICS INC          Common  630795102    4,477   607,000        SH   N/A   Sole
NORTHFIELD LABS INC               Common  666135108    1,498   155,600        SH   N/A   Sole
ORTEC INTERNATIONAL               Common  68749B108    2,508   318,500        SH   N/A   Sole
PFIZER INC                        Common  717081103    4,660   113,800        SH   N/A   Sole
SANGSTAT MED CORP                 Common  801003104    1,382   155,700        SH   N/A   Sole
SICOR INC                         Common  825846108    1,402   100,600        SH   N/A   Sole
TARO PHARMACEUTICAL INDS LTD      Common  M8737E108    3,593    82,000        SH   N/A   Sole
TRIANGLE PHARMACEUTICALS INC      Common  89589H104    1,115   193,900        SH   N/A   Sole





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